EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share:
Basic earnings per share	[1]	$ 1.06	$ 0.41	$ 0.26
Diluted earnings per share:
Diluted Earnings per share	[1]	$ 1.00	$ 0.39	$ 0.26
Revela Inc
Diluted earnings per share:
Number of shares used in per share computation		391,911
Class A ordinary shares
Basic earnings per share:
Allocation of undistributed earnings		$ 44,434	$ 14,563	$ 6,905
Number of shares used in per share computation		41,922,656	35,734,097	26,130,190
Basic earnings per share		$ 1.06	$ 0.41	$ 0.26
Diluted earnings per share:
Allocation of undistributed earnings for basic computation		$ 44,434	$ 14,563	$ 6,905
Reallocation of undistributed earnings		60	(198)	1
Allocation of undistributed earnings		$ 44,494	$ 14,365	$ 6,906
Number of shares used in per share computation		41,922,656	35,734,097	26,130,190
Employee stock options and RSUs		2,695,094	1,520,745	394,728
Number of shares used in per share computation		44,617,750	37,254,842	26,524,918
Diluted Earnings per share		$ 1.00	$ 0.39	$ 0.26
Class B ordinary shares
Basic earnings per share:
Allocation of undistributed earnings		$ 13,530	$ 6,764	$ 6,905
Number of shares used in per share computation		12,764,081	16,596,104	26,130,190
Basic earnings per share		$ 1.06	$ 0.41	$ 0.26
Diluted earnings per share:
Allocation of undistributed earnings for basic computation		$ 13,530	$ 6,764	$ 6,905
Reallocation of undistributed earnings		(27)	220	1
Allocation of undistributed earnings		$ 13,503	$ 6,984	$ 6,906
Number of shares used in per share computation		12,764,081	16,596,104	26,130,190
Employee stock options and RSUs		775,382	1,514,128	394,728
Number of shares used in per share computation		13,539,463	18,110,232	26,524,918
Diluted Earnings per share		$ 1.00	$ 0.39	$ 0.26
Redeemable A shares
Basic earnings per share:
Allocation of undistributed earnings		$ 570	$ 401	$ 110
Number of shares used in per share computation		537,880	983,861	417,806
Basic earnings per share		$ 1.06	$ 0.41	$ 0.26
Diluted earnings per share:
Allocation of undistributed earnings for basic computation		$ 570	$ 401	$ 110
Reallocation of undistributed earnings		(33)	(22)	(2)
Allocation of undistributed earnings		$ 537	$ 379	$ 108
Number of shares used in per share computation		537,880	983,861	417,806
Number of shares used in per share computation		537,880		417,806
Diluted Earnings per share		$ 1.00	$ 0.39	$ 0.26

[1]	The results have been adjusted for the issuance of Class B ordinary shares and additional Redeemable A shares and for the share split effected by way of issuance of bonus shares (Note 13).